Other assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	December 31, 2014	December 31, 2013
Prepaid lease payments (note 7)	$1,953	$1,274
Intangible assets (note 11(b))	4,385	7,043
Deferred financing costs (note 11(c))	2,205	3,813
Deferred lease inducement asset (note 11(d))	1,212	—
	$9,755	$12,130

Schedule of intangible assets	Intangible assets

	December 31, 2014	December 31, 2013
Cost	$17,102	$22,713
Accumulated amortization	12,717	15,670
Net book value	$4,385	$7,043

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending December 31,
2015	$1,815
2016	1,410
2017	781
2018	379
$4,385

Schedule of deferred finance costs
Deferred financing costs

December 31, 2014	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$6,878	$6,347	$531
Series 1 Debentures	8,644	6,970	1,674
	$15,522	$13,317	$2,205

December 31, 2013	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$6,881	$5,994	$887
Series 1 Debentures	8,655	5,729	2,926
	$15,536	$11,723	$3,813

Schedule of deferred lease inducement assets

	December 31, 2014	December 31, 2013
Balance, beginning of year	$—	$—
Additions	1,307	—
Amortization of deferred lease inducements	(95)	—
Balance, end of year	$1,212	$—